Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
DEBT
Debt consists of the following:

	September 30,	December 31,
	2019	2018
	(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$467,063	$470,000
Senior secured term loan B facility	1,785,250	1,799,125
Senior secured revolving credit facility	—	550,000
$ 1,050 million 5.625 % senior notes, due 2024	1,050,000	1,050,000
$ 500 million 4.50 % senior notes, due 2026	500,000	500,000
$ 750 million 5.75 % senior notes, due 2027	750,000	—
$ 350 million 4.50 % senior notes, due 2028	350,000	350,000

	4,902,313	4,719,125
Less: Unamortized discount and debt issuance costs	(54,905)	(52,176)

	$4,847,408	$4,666,949

Operating Partnership credit agreement.
At September 30, 2019, the Operating Partnership senior credit facility consisted of a $467 million term loan A facility, a $1.8 billion term loan B facility, and a $1.4 billion revolving credit facility. At September 30, 2019, no
amounts were drawn on the revolving credit facility. At September 30, 2019, the interest rate on each of the term loan A facility and the term loan B facility was 4.04%. The Operating Partnership was in compliance with its financial covenants at September 30, 2019.
Refer to Note 7 for further discussion of the Company’s interest rate swap agreements.
Bridge Facility.
In connection with the Empire City Transaction, the Operating Partnership assumed $246.0 million of indebtedness under a bridge facility from MGM. The Operating Partnership repaid the bridge facility with a combination of cash on hand and a draw on its revolving credit facility.
Operating Partnership senior notes.
In January 2019, the Operating Partnership issued $750 million in aggregate principal amount of 5.75% senior notes due 2027. The senior notes mature on February 1, 2027. Interest on the senior notes is payable on February 1 and August 1 of each year, commencing on August 1, 2019.
Fair value of long-term debt.
The estimated fair value of the Company’s long-term debt was $5.1 billion at September 30, 2019 and $4.5 billion at December 31, 2018. Fair value was estimated using quoted prices for identical or similar liabilities in markets that are not active (level 2 inputs).
Deferred financing costs.
 The Company recognized
non-cash
interest expense related to the amortization of deferred financing costs of $3.2 million and $9.6 million during the three and nine months ended September 30, 2019, respectively. The Company recognized non-cash
interest expense related to the amortization of deferred financing costs of $3.3 million and $9.4 million during the three and nine months ended September 30, 2018, respectively.
DEBT
Debt consists of the following:

	December 31,
	2018	2017
	(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$470,000	$273,750
Senior secured term loan B facility	1,799,125	1,817,625
Senior secured revolving credit facility	550,000	—
$ 1,050 million 5.625 % senior notes, due 2024	1,050,000	1,050,000
$ 500 million 4.50 % senior notes, due 2026	500,000	500,000
$ 350 million 4.50 % senior notes, due 2028	350,000	350,000

	4,719,125	3,991,375
Less: Unamortized discount and debt issuance costs	(52,176)	(56,747)

	$4,666,949	$3,934,628

Operating Partnership credit agreement.
At December 31, 2018, the Operating Partnership senior credit facility consisted of a $470 million term loan A facility, a $1.8 billion term loan B facility, and a $1.4 billion revolving credit facility. In March 2018, the Operating Partnership repriced its term loan B interest rate to LIBOR plus 2.00% and extended the maturity of the term loan B facility to March 2025, which became effective in August 2018. In addition, the Operating Partnership will receive a further reduction in pricing to LIBOR plus 1.75% upon a corporate rating upgrade by either S&P or Moody’s.
In June 2018, the Operating Partnership amended its credit agreement to provide for a $750 million increase of the revolving facility to $1.4 billion, a $200 million increase on the term loan A facility, and extension of the maturities of the revolving facility and the term loan A facility to June 2023. Additionally, the revolving and term loan A facilities were repriced to LIBOR plus 1.75% to 2.25% determined by reference to the total net leverage ratio pricing grid. In addition, amortization payments under the term loan A facility will start on the last business day of each calendar quarter beginning September 30, 2019, for an amount equal to
0.625
% of the aggregate principal amount of the term loan A outstanding as of the amendment effective date.
Prior to the amendment, the term loan A facility was subject to amortization in equal quarterly installments of 2.5% of the initial aggregate principal amount to be payable each year. The Operating Partnership permanently repaid $3.8 million of the term loan A facility for the year ended December 31, 2018. The term loan B facility is subject to equal quarterly installments of 1.0% of the initial aggregate principal amount each year. The Operating Partnership permanently repaid $18.5 million of the term loan B facility in the year ended December 31, 2018 in accordance with the scheduled amortization. As of December 31, 2018, $550.0 million was drawn on the revolving credit facility. At December 31, 2018, the interest rate on the term loan A facility was 4.52%, the interest rate on the term loan B facility was 4.52% and the interest rate on the revolver facility was 4.43%. See Note 7 for further discussion of the Operating Partnership’s interest rate swap agreements related to the term loan B facility. No letters of credit were outstanding under the Operating Partnership senior credit facility at December 31, 2018.
The credit agreement contains customary representations and warranties, events of default and positive and negative covenants. The revolving credit facility and term loan A facility also require that the Operating Partnership maintain compliance with a maximum secured net debt to adjusted total asset ratio, a maximum total net debt to adjusted asset ratio and a minimum interest coverage ratio. The Operating Partnership was in compliance with its financial covenants at December 31, 2018.
The revolving credit facility and the term loan facilities are both guaranteed by each of the Operating Partnership’s existing and subsequently acquired direct and indirect wholly owned material domestic restricted subsidiaries, and secured by a first priority lien security interest on substantially all of the Operating Partnership’s and such restricted subsidiaries’ material assets, including mortgages on its real estate, excluding the real estate assets of MGM National Harbor and Empire City, and subject to other customary exclusions.
Operating Partnership senior notes.
In April 2016, the Operating Partnership issued $1.05 billion in aggregate principal amount of 5.625% senior notes due 2024. The senior notes will mature on May 1, 2024. Interest on the senior notes is payable on May 1 and November 1 of each year.
In August 2016, the Operating Partnership issued $500 million in aggregate principal amount of 4.50% senior notes due 2026. The senior notes will mature on September 1, 2026. Interest on the senior notes is payable on March 1 and September 1 of each year.
In September 2017, the Operating Partnership issued $350 million in aggregate principal amount of 4.50% senior notes due 2028. The senior notes will mature on January 15, 2028. Interest on the senior notes is payable on January 15 and July 15 of each year.
Subsequent to year end, in January 2019, the Operating Partnership issued $750 million in aggregate principal amount of 5.75% senior notes due 2027. The senior notes will mature on February 1, 2027. Interest on the senior notes is payable on February 1 and August 1 of each year, commencing on August 1, 2019.
Each series of the Operating Partnership’s senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior basis by all of the Operating Partnership’s subsidiaries that guarantee the Operating Partnership’s credit facilities, other than MGP Finance
Co-Issuer,
Inc., which is a
co-issuer
of the senior notes. The Operating Partnership may redeem all or part of the senior notes at a redemption price equal to 100% of the principal amount of the senior notes plus, to the extent the Operating Partnership is redeeming senior notes prior to the date that is three months prior to their maturity date, an applicable make whole premium, plus, in each case, accrued and unpaid interest. The indentures governing the senior notes contain customary covenants and events of default. These covenants are subject to a number of important exceptions and qualifications set forth in the applicable indentures governing the senior notes, including, with respect to the restricted payments covenants, the ability to make unlimited restricted payments to maintain the REIT status of MGP.
Maturities of debt.
Maturities of the principal amount of the Operating Partnership’s debt as of December 31, 2018 are as follows:

Year ending December 31,	(in thousands)
2019	$24,375
2020	30,250
2021	30,250
2022	30,250
2023	997,375
Thereafter	3,606,625

$4,719,125

Fair value of long-term debt.
The estimated fair value of the Operating Partnership’s long-term debt was $4.5 billion and $4.1 billion at December 31, 2018 and 2017, respectively. Fair value was estimated using quoted market prices for the Operating Partnership’s senior notes and senior credit facilities.
Deferred financing costs.
The Operating Partnership recognized
non-cash
interest expense related to the amortization of deferred financing costs of $12.0 million, $11.4 million and $7.2 million during the years ended December 31, 2018, 2017 and 2016, respectively.